Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Six months to December 31, 2022 $’000	Six months to December 31, 2021 $’000
(a) Revenue from contracts with customers
Sale of hardware – external parties	66,579	41,952
Sale of hardware – related parties	1,588	12,629
Sale of service and maintenance – external parties	4,376	2,405
Sale of software – external parties	101	5

Total revenue	72,644	56,991